Stock-based Compensation - Total Stock-Based Compensation Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 22,965	$ 22,680	$ 16,593
Restricted Stock and Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	15,239	15,746	14,395
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses		46	770
Performance Shares and Performance Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expenses	$ 7,726	$ 6,888	$ 1,428